UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
     October 1, 2017 to December 31, 2017
     Date of Report (Date of earliest event reported): February 6, 2018
     Commission File Number of securitizer: __________
     Central Index Key Number of securitizer: 0001719427

Marc L. Klyman, (312) 609-7773
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☐            Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

(Exact name of issuing entity as specified in its charter)

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(i), DLL Finance LLC, as securitizer, has indicated by check mark that there is no activity to report in respect of asset-backed securities issued by DLL Securitization Trust 2017-A for the reporting period.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: February 6, 2018

DLL FINANCE LLC (Securitizer)

By:      De Lage Landen Financial Services, Inc., as
 Managing Member of DLL Finance LLC

By       /s/ Peter D. Mullen
Name:  Peter D. Mullen
Title:    Vice President
              Chief Financial Officer

By       /s/ Craig Rondos
Name:  Craig Rondos
Title:    Vice President
              Chief Risk Officer